ACQUISITIONS (Acquisition of 2014 Acquired Company) (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 2014 Acquired Company [Member] CNY	Dec. 31, 2013 2014 Acquired Company [Member] CNY	Dec. 31, 2012 2014 Acquired Company [Member] CNY	Dec. 31, 2014 2014 Acquired Company [Member] Trade name [Member] CNY
Business Acquisition [Line Items]
Ownership interest acquired, percentage					21.00%		35.00%
Contingent purchase consideration, amount paid	$ 3,067,351	19,031,687	18,300,000	6,000,000	4,856,000	1,428,000	24,642,154
Accrued purchase consideration	1,274,414	7,907,229	8,083,545	13,300,000	7,907,229	4,856,000
Payment to selling shareholders	12,164,224	75,474,147	5,928,000	30,242,154	52,092,771
Accounts receivable, net					113,783,547
Other current assets					93,492,599
Non-current assets					5,442,860
Accounts payable					(154,282,913)
Accrued expenses and other current liabilities					(29,795,504)
Intangible assets with definite lives					76,690,000			76,690,000
Deferred tax liabilities		(21,148,963)	(1,976,463)		(19,172,500)
Total fair value of net assets acquired					86,158,089
Purchase consideration					60,000,000		30,926,154
Investment in non-consolidated affiliates			52,067,235		34,674,235
Gain on investment in non-consolidated affiliates after control					17,049,903
Non controlling interest		65,254,354	16,734,018		65,024,631
Goodwill	29,223,804	181,322,013	96,255,546	77,782,117	90,590,680
Useful lives of intangible assets with definite lives, in years								5 years
Net revenues from acquisition date					31,067,836
Net loss attributable to eLong, Inc. from acquisition date					4,310,212
Non-controlling Interest, percentage					44.00%
Pro forma consolidated financial information
Net revenues					215,068,193	211,277,523
Net loss attributable to eLong, Inc.					8,079,150	2,602,191